Long-term debt - Summary of aggregate maturities of our long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2022	$ 11.8
2023	46.5
2024	850.0
2025	0.0
Long-term Debt	$ 908.3	$ 1,320.6